Expense Example - PGIM National Muni Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 385
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,095
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	1,606
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	524
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 414